DISCONTINUED OPERATIONS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Accounts receivable, net	$ 36,876	$ 744,628
Other receivables, net	0	68,350
Advances to suppliers - third parties	33,217	238,607
Inventories, net	0	1,611,728
Total Current Assets	70,093	2,663,313
Property and equipment, net	0	1,651
Total Assets	70,093	2,664,964
CURRENT LIABILITIES:
Accounts payable	146,029	204,047
Advances from customers	75,432	102,294
Accrued expenses and other current liabilities	185,796	45,343
Total Current Liabilities	$ 407,257	$ 351,684